February 22, 2010

Securities and Exchange Commission
Office of Filings and Information Services
100 F. Street, NE
Washington, D.C. 20549

Re: Strategic Funds, Inc
- Dreyfus Active MidCap Fund
( formerly, Dreyfus Premier New Leaders Fund)

1933 Act File No. 2-88816
1940 Act File No. 811-3940

Dear Sir or Madam:

     On behalf of the above-referenced fund transmitted for filing is Post-Effective Amendment No. 59 to the Fund’s Registration Statement on Form N-1A (“Amendment No. 59”). Amendment No. 59 is being filed to amend Post-Effective Amendment No. 53 to the Fund’s Registration Statement on Form N-1A filed on April 30, 2009, pursuant to Rule 485 (b) under the Securities Act of 1933, as amended (the “Act”), to incorporate the staff’s comments to the summary section of the Fund’s prospectus.

     Please address any comments or questions to my attention at (212) 922-6817.

Sincerely,

/s/ Yaroslava Kouskovskaya
Yaroslava Kouskovskaya